Income Taxes (Allocation Of Total Income Tax Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013	May 27, 2012
Income Tax Disclosure [Abstract]
Earnings from continuing operations	$ (8.6)	$ 36.7	$ 75.9
Earnings from discontinued operations	32.3	72.7	84.9
Total consolidated income tax expense	$ 23.7	$ 109.4	$ 160.8